UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL

INCOME FUND

FORM N-Q

JULY 31, 2009

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited)	July 31, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS† - 65.0%
Alabama - 0.1%
$500,000	East Alabama Health Care Authority, Health Care Facilities Revenue, 5.000% due 9/1/33 (a)	$510,495

Arizona - 0.8%
2,000,000	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project, 7.000% due 12/1/31 (a)(b)	2,079,000
2,255,000	Phoenix, AZ, Civic Improvement Corp., Water System Revenue, 5.000% due 7/1/13	2,547,767
1,105,000	University of Arizona, COP, AMBAC, 5.250% due 6/1/10	1,143,067

	Total Arizona	5,769,834

California - 9.1%
	California Health Facilities Financing Authority Revenue:
	Adventist Health System:
1,290,000	5.000% due 3/1/11	1,328,700
1,720,000	5.000% due 3/1/12	1,785,033
2,000,000	5.000% due 3/1/13	2,079,400
	Providence Health & Services System:
1,000,000	5.000% due 10/1/12	1,065,340
500,000	5.250% due 10/1/13	541,590
5,000,000	California Infrastructure & Economic Development Bank Revenue, J. Paul Getty Trust, 2.500% due 10/1/47 (a)	5,082,350
	California Statewide CDA, Revenue:
	FHA, Methodist Hospital Project:
2,450,000	5.500% due 8/1/13	2,676,723
2,000,000	5.500% due 2/1/14	2,183,920
20,000,000	Kaiser Foundation Health Plan Inc., 5.000% due 4/1/13	21,830,800
2,500,000	Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, AMBAC, 5.000% due 8/1/11	2,523,050
1,085,000	El Dorado, CA, Irrigation District, COP, 3.500% due 8/1/15	1,085,000
4,000,000	Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian, 5.000% due 12/1/38 (a)	4,258,840
7,000,000	San Bernardino County, CA, Transportation Authority, Sales Tax Revenue, 4.000% due 5/1/12	7,373,100
	San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
4,220,000	5.000% due 5/15/13	4,657,234
2,000,000	5.000% due 5/15/14	2,217,120
2,500,000	San Francisco, CA, City & County Airports Commission, International Airport Revenue, 6.500% due 5/1/19 (a)(b)	2,556,275

	Total California	63,244,475

Colorado - 2.3%
	Colorado Health Facilities Authority Revenue:
2,000,000	Catholic Health Initiatives, 5.250% due 10/1/38 (a)	2,126,960
10,000,000	Evangelical Lutheran Good Samaritan Society, 5.000% due 12/1/14 (a)(c)	10,041,000
2,500,000	Denver, CO, City & County, Excise Tax Revenue, FSA, 5.000% due 9/1/12	2,769,700
1,000,000	E-470 Public Highway Authority Revenue, CO, NATL, 5.000% due 9/1/39 (a)	1,006,210

	Total Colorado	15,943,870

Connecticut - 0.4%
3,000,000	Connecticut State, HEFA Revenue, Ascension Health Credit, 3.500% due 2/1/12 (a)(c)	3,054,480

Florida - 5.2%
	Citizens Property Insurance Corp., FL:
10,000,000	5.000% due 6/1/12	10,353,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT	SECURITY	VALUE
Florida - 5.2% (continued)
$1,000,000	Senior Secured High Risk Notes, 5.000% due 6/1/11	$1,019,820
5,000,000	Florida State Board of Education, Lottery Revenue, FGIC, 5.500% due 7/1/12	5,336,600
3,850,000	Florida State Municipal Power Agency Revenue, All Requirements Power, 5.000% due 10/1/13	4,176,788
2,630,000	Florida Water Pollution Control Financing Corp. Revenue, 3.000% due 1/15/12	2,739,803
5,000,000	JEA, FL, Electric System Revenue, 5.000% due 10/1/14	5,447,200
1,000,000	Miami-Dade County, FL, IDA, Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project, 5.400% due 8/1/23 (a)(b)	1,019,790
5,465,000	Volusia County, FL, School Board, Sales Tax Revenue, FSA, 5.500% due 10/1/12	5,897,172

	Total Florida	35,990,173

Georgia - 1.5%
	Atlanta, GA, Water & Wastewater Revenue:
2,500,000	4.000% due 11/1/11	2,567,875
3,365,000	4.000% due 11/1/12	3,458,547
2,500,000	Main Street Natural Gas Inc., Gas Project Revenue, 5.000% due 3/15/11	2,497,200
1,750,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 4/1/10 (a)(c)	1,787,013

	Total Georgia	10,310,635

Illinois - 2.1%
8,000,000	Illinois EFA Revenues, University of Chicago, 3.375% due 7/1/25 (a)	8,224,480
3,250,000	Illinois Finance Authority Revenue, Northwestern Memorial Hospital, 5.000% due 8/15/13	3,537,332
2,500,000	Illinois State Sales Tax Revenue, 5.000% due 6/15/11	2,669,025

	Total Illinois	14,430,837

Indiana - 5.5%
11,765,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank, 3.000% due 8/7/09 (a)	11,765,000
5,330,000	Indiana Health Facility Financing Authority Revenue, 5.000% due 11/1/27 (a)	5,694,839
	Jasper County, IN, PCR, Northern Indiana Public Service, NATL:
1,000,000	4.150% due 8/1/10	1,004,230
1,000,000	5.200% due 6/1/13	1,020,390
	Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project:
1,000,000	3.250% due 1/1/12	1,007,360
1,000,000	4.000% due 1/1/13	1,018,150
1,255,000	4.250% due 1/1/14	1,275,632
15,260,000	Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc., 2.800% due 6/2/14 (a)(c)	15,466,620

	Total Indiana	38,252,221

Iowa - 1.9%
5,500,000	Iowa Finance Authority Health Facilities Revenue, Central Iowa Health System, 5.000% due 8/15/39 (a)	5,848,865
7,500,000	Waterloo, IA, Community School District, School Infrastructure Sales & Services Tax Revenue, BAN, 3.750% due 5/1/12	7,623,675

	Total Iowa	13,472,540

Kansas - 0.6%
4,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, 5.250% due 12/1/23 (a)	4,063,440

Kentucky - 1.0%
	Kentucky State Property & Building Commission:
2,035,000	EDR, 5.000% due 5/1/14	2,262,879

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT	SECURITY	VALUE
Kentucky - 1.0% (continued)
$3,800,000	Revenue, FSA, 5.250% due 10/1/15	$4,327,516

	Total Kentucky	6,590,395

Louisiana - 0.5%
730,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue, 3.500% due 6/1/13	728,942
2,500,000	Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project, 6.000% due 10/1/38 (a)(b)	2,539,075

	Total Louisiana	3,268,017

Massachusetts - 0.5%
	Massachusetts State HEFA Revenue:
2,350,000	Amherst College, 2.750% due 11/1/38 (a)	2,400,854
1,000,000	Northeastern University, 4.000% due 10/1/12	1,049,560

	Total Massachusetts	3,450,414

Michigan - 5.7%
6,000,000	Detroit, MI, RAN, 5.000% due 3/1/10	6,036,900
7,000,000	Michigan Municipal Bond Authority Revenue, St. Aid Revenue Notes, Detroit School District, 6.000% due 1/20/10	7,053,760
	Michigan State Housing Development Authority:
4,500,000	3.200% due 12/1/11	4,516,290
8,225,000	3.500% due 6/1/12	8,277,558
11,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co., 5.250% due 8/1/29 (a)	11,280,940
2,260,000	Michigan State Trunk Line, FGIC, 5.000% due 11/1/11	2,420,528

	Total Michigan	39,585,976

Minnesota - 0.9%
6,000,000	Northern Municipal Power Agency, MN, Electric System Revenue, 5.000% due 1/1/13	6,537,900

Missouri - 0.2%
500,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.000% due 8/1/13	522,955
700,000	Missouri State Environmental Improvement & Energy Resources Authority, KC Power & Light Co. Project, 4.900% due 5/1/38 (a)(b)	666,491

	Total Missouri	1,189,446

Nevada - 0.2%
1,400,000	Clark County, NV, Refunding Bond Bank, GO, AMBAC, 5.000% due 11/1/13	1,549,996

New Jersey - 2.6%
	New Jersey EDA Revenue, School Facilities Construction:
2,000,000	5.000% due 12/15/13	2,191,440
2,000,000	5.000% due 12/15/14	2,190,440
5,000,000	New Jersey State EFA Revenue, University of Medicine & Dentistry of New Jersey, 6.000% due 12/1/14	5,218,850
	New Jersey State Transportation Trust Fund Authority, Transportation Systems:
2,500,000	5.000% due 6/15/11 (d)	2,703,750
5,000,000	FGIC, 5.250% due 12/15/13	5,569,000

	Total New Jersey	17,873,480

New Mexico - 0.6%
1,665,000	Albuquerque, NM, Airport Revenue, 5.000% due 7/1/12	1,753,628

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT	SECURITY	VALUE
New Mexico - 0.6% (continued)
$2,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services, 5.000% due 8/1/12	$2,104,160

	Total New Mexico	3,857,788

New York - 6.7%
5,000,000	MTA, NY, Revenue, 5.000% due 11/15/27 (a)	5,392,200
	New York City, NY:
6,000,000	HDC, MFH Revenue, 3.000% due 11/1/12	6,025,860
	TFA, Building Aid Revenue:
2,470,000	5.000% due 1/15/13	2,704,205
3,000,000	5.000% due 1/15/14	3,310,920
3,550,000	Trust for Cultural Resources Revenue, Juilliard School, 2.750% due 1/1/36 (a)	3,600,623
7,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project of New Jersey, 4.875% due 1/14/10 (a)(c)	7,000,000
15,000,000	New York State Thruway Authority General Revenue, BAN, 4.000% due 7/15/11	15,751,350
2,500,000	New York, NY, GO, 5.000% due 9/1/12	2,738,025

	Total New York	46,523,183

Ohio - 3.0%
2,650,000	Montgomery County, OH, Revenue, Miami Valley Hospital, 5.250% due 11/15/39 (a)	2,702,337
	Ohio State Air Quality Development Authority Revenue:
4,000,000	FirstEnergy Generation Corp., 5.250% due 3/1/23 (a)	4,078,400
14,000,000	Pollution Control, FirstEnergy Generation Corp., 4.750% due 8/1/12 (a)(c)	14,174,860

	Total Ohio	20,955,597

Oregon - 2.1%
	Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System:
5,000,000	5.000% due 7/15/37 (a)	5,210,800
7,000,000	5.000% due 7/15/39 (a)	7,303,170
2,000,000	Oregon State Department of Administrative Services, Lottery Revenue, 5.000% due 4/1/14	2,258,760

	Total Oregon	14,772,730

Pennsylvania - 2.3%
2,000,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, Exelon Generation Co. LLC, 5.000% due 6/1/12 (a)(c)	2,018,820
10,000,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program, 5.000% due 6/15/13	11,168,400
2,800,000	University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project, 5.500% due 9/15/37 (a)	3,100,748

	Total Pennsylvania	16,287,968

South Carolina - 0.7%
5,000,000	York County, SC, PCR, North Carolina Electric Membership Corp., SPA- National Rural Utilities Cooperative Finance Corp., 4.000% due 9/15/24 (a)	5,000,000

Tennessee - 1.0%
1,000,000	Lewisburg, TN, IDB, Solid Waste Disposal Revenue, Waste Management Inc. Project, 5.000% due 7/1/12 (a)	1,000,000
6,000,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.000% due 9/1/15	6,106,620

	Total Tennessee	7,106,620

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT	SECURITY	VALUE
Texas - 5.0%
	Brazos River, TX, Harbor Navigation District:
$5,000,000	Brazoria County Environmental, Dow Chemical Co., 5.500% due 6/15/11 (a)(c)	$5,047,100
5,000,000	Brazoria County Revenue, Dow Chemical Co., 5.250% due 10/1/11	5,007,450
1,250,000	Dallas-Fort Worth, TX, International Airport Revenue, NATL, 4.750% due 11/1/13 (b)	1,252,850
	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System:
5,000,000	5.000% due 6/1/12 (a)(c)	5,217,450
5,000,000	5.000% due 6/1/13 (a)(c)	5,247,650
500,000	5.250% due 12/1/13	543,360
1,000,000	Houston, TX, Utility System Revenue, 5.000% due 5/15/34 (a)	1,040,860
	North Texas Tollway Authority Revenue:
1,500,000	5.000% due 1/1/38 (a)	1,514,685
1,000,000	5.000% due 1/1/42 (a)	1,019,690
1,770,000	Northside, TX, ISD, GO, PSFG, SPA-Dexia Credit Local, 3.700% due 8/1/10 (a)(c)	1,771,841
2,500,000	Texas State, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/11	2,669,750
3,500,000	Texas Transportation Commission Centre, TX, Turnpike System Revenue, 5.000% due 8/15/42 (a)	3,550,820
1,000,000	Titus County, TX, Fresh Water Supply District, Southwestern Electric Power Co., 4.500% due 7/1/11	1,005,040

	Total Texas	34,888,546

U.S. Virgin Islands - 0.2%
1,000,000	Virgin Islands Public Finance Authority Revenue, 5.200% due 10/1/09	1,004,280

Virginia - 0.8%
2,000,000	King George County, VA, IDA, Solid Waste Disposal Facility Revenue, Waste Management Inc., 6.000% due 6/1/23 (b)	2,030,380
3,500,000	York County, VA, EDA, PCR, Virginia Electric & Power Co., 4.050% due 5/1/14 (a)(c)	3,511,830

	Total Virginia	5,542,210

Washington - 0.9%
6,000,000	Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue, 5.250% due 7/1/14 (b)	6,416,280

Wisconsin - 0.4%
	Wisconsin HEFA, Health Care Facilities Revenue, Luther Hospital:
1,750,000	5.000% due 11/15/12	1,885,660
1,075,000	4.000% due 11/15/13	1,119,570

	Total Wisconsin	3,005,230

Wyoming - 0.2%
1,500,000	Sweetwater, WY, County Improvement Project, Powers Board Lease Revenue, NATL, 5.000% due 12/15/11	1,599,405

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $444,943,428)	452,048,461

SHORT-TERM INVESTMENTS† - 33.9%
California - 2.6%
	California State, GO:
13,500,000	4.000% due 8/12/09	13,500,000
4,590,000	3.250% due 8/14/09	4,590,000

	Total California	18,090,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT	SECURITY	VALUE
Colorado - 1.5%
$3,950,000	Colorado Health Facilities Authority Revenue, Hospital-NCMC Inc. Project, FSA, 2.400%, 8/3/09 (e)	$3,950,000
3,000,000	Colorado School of Mines Enterprise Revenue, LOC-Dexia Credit Local, 0.340%, 8/3/09 (e)	3,000,000
3,900,000	Colorado Springs, CO, Utilities Revenue, Subordinated Lien Improvement, SPA-Dexia Credit Local, 0.700%, 8/6/09 (e)	3,900,000

	Total Colorado	10,850,000

Delaware - 0.1%
500,000	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen- Thuringen, 0.340%, 8/3/09 (e)	500,000

Florida - 2.3%
	Florida State Municipal Power Agency Revenue:
6,300,000	All Requirements Power Supply, LOC-SunTrust Bank, 0.600%, 8/3/09 (e)	6,300,000
1,050,000	All Requirements Supply, LOC-Bank of America N.A., 0.350%, 8/3/09 (e)	1,050,000
4,300,000	Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center Project, LOC-Bank of America N.A., 0.350%, 8/3/09 (e)	4,300,000
200,000	Orange County, FL, School Board, COP, LOC-Wachovia Bank N.A., 0.350%, 8/3/09 (e)	200,000
3,900,000	Orlando & Orange County, FL, Expressway Authority, Refunding, FSA, SPA-Dexia Credit Local, 0.700%, 8/6/09 (e)	3,900,000

	Total Florida	15,750,000

Georgia - 1.3%
6,600,000	Albany-Dougherty County, GA, Hospital Authority Revenue, Refunding Anticipation CTFS, Phoebe Putney Memorial Hospital, LOC-SunTrust Bank, 0.600%, 8/3/09 (e)	6,600,000
2,170,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wachovia Bank N.A., 0.350%, 8/3/09 (e)	2,170,000

	Total Georgia	8,770,000

Illinois - 1.4%
1,500,000	Illinois Finance Authority Revenue, Central Dupage, LIQ-JPMorgan Chase, 0.330%, 8/3/09 (e)	1,500,000
8,000,000	Quincy, IL, Revenue, Blessing Hospital, LOC-JPMorgan Chase, 0.300%, 8/3/09 (e)	8,000,000

	Total Illinois	9,500,000

Massachusetts - 1.2%
8,400,000	Massachusetts State Water Resources Authority, SPA-Dexia Credit Local, 0.520%, 8/5/09 (e)	8,400,000

Maryland - 1.0%
7,000,000	Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-SunTrust Bank, 0.600%, 8/3/09 (e)	7,000,000

Mississippi - 1.0%
7,300,000	Mississippi Development Bank, Special Obligation, Harrison, FSA, SPA- Dexia Credit Local, 1.000%, 8/6/09 (e)	7,300,000

Missouri - 2.7%
5,900,000	Missouri State HEFA Revenue, SSM Health Care Corp., FSA, SPA-Dexia Credit Local, 0.470%, 8/3/09 (e)	5,900,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT	SECURITY	VALUE
Missouri - 2.7% (continued)
$12,700,000	Missouri State, HEFA, Health Facilities Revenue, SSM Health Care, FSA, SPA-UBS AG, 0.450%, 8/3/09 (e)	$12,700,000

	Total Missouri	18,600,000

New York - 3.3%
7,000,000	Long Island Power Authority, NY, Electric System Revenue, FSA, SPA- Dexia Credit Local, 1.000%, 8/5/09 (e)	7,000,000
	MTA, NY, Dedicated Tax Fund, Revenue, FSA:
3,000,000	SPA-Dexia Credit Local, 1.000%, 8/6/09 (e)	3,000,000
13,100,000	SPA-Dexia Credit Local, 1.000%, 8/6/09 (e)	13,100,000

	Total New York	23,100,000

North Carolina - 1.0%
6,800,000	Mecklenburg County, NC, COP, SPA-Landesbank Hessen-Thuringen, 0.350%, 8/3/09 (e)	6,800,000

Oklahoma - 2.6%
4,400,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue, LOC-Bank of America N.A., 0.350%, 8/3/09 (e)	4,400,000
13,600,000	Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase, 0.330%, 8/3/09 (e)	13,600,000

	Total Oklahoma	18,000,000

Oregon - 0.4%
300,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank N.V., 0.380%, 8/3/09 (e)	300,000
2,900,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.300%, 8/3/09 (e)	2,900,000

	Total Oregon	3,200,000

Tennessee - 3.0%
4,790,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A., 0.350%, 8/3/09 (e)	4,790,000
16,000,000	Knox County, TN, Health, Educational & Housing Facilities Board Hospital Revenue, Covenant Health, LOC-SunTrust Bank, 0.600%, 8/3/09 (e)	16,000,000

	Total Tennessee	20,790,000

Texas - 4.4%
1,000,000	Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue, Dallas Center for the Performing Arts Foundation Inc., LOC-JPMorgan Chase, 0.330%, 8/3/09 (e)	1,000,000
2,300,000	Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, 0.330%, 8/3/09 (e)	2,300,000
	Harris County, TX, Health Facilities Development Corp., Hospital Revenue:
8,600,000	Baylor College of Medicine, AMBAC, LOC-Bank of America N.A., 0.350%, 8/3/09 (e)	8,600,000
19,000,000	Memorial Hermann Healthcare Systems, FSA, SPA-Dexia Credit Local, 1.050%, 8/5/09 (e)	19,000,000

	Total Texas	30,900,000

Vermont - 0.6%
4,000,000	Vermont Educational & Health Buildings Financing Agency Revenue, Gifford Medical Center Project, LOC-Keybank N.A., 2.100%, 8/3/09 (e)	4,000,000

Virginia - 3.5%
	Roanoke, VA, IDA, Hospital Revenue:
5,700,000	Carilion Health Systems, 0.350%, 8/3/09 (e)	5,700,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

FACE AMOUNT	SECURITY	VALUE
Virginia - 3.5% (continued)
$12,400,000	Carilion Health Systems, FSA, SPA-Wachovia Bank N.A., 0.300%, 8/3/09 (e)	$12,400,000
	Virginia Commonwealth University:
800,000	Health System Authority Revenue, AMBAC, LOC-Wachovia Bank N.A., 0.350%, 8/3/09 (e)	800,000
2,000,000	VA, AMBAC, LOC-Wachovia Bank N.A., 0.250%, 8/3/09 (e)	2,000,000
3,800,000	VA, AMBAC, LOC-Wachovia Bank N.A., SPA-Wachovia Bank N.A., 0.350%, 8/3/09 (e)	3,800,000

	Total Virginia	24,700,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $236,250,000)	236,250,000

	TOTAL INVESTMENTS - 98.9% (Cost - $681,193,428#)	688,298,461
	Other Assets in Excess of Liabilities - 1.1%	7,807,054

	TOTAL NET ASSETS - 100.0%	$696,105,515

†	Under the Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Community Development Authority
COP	— Certificate of Participation
CTFS	— Certificates
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance - Insured Bonds
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Schedule of Investments (unaudited) (continued)	July 31, 2009

Summary of Investments by Sector*

Health Care	16.8%
Industrial Revenue	9.5
Power	6.9
Education	6.6
Special Tax Obligation	6.6
Transportation	5.7
Housing	2.7
Other	2.4
Solid Waste/Resource Recovery	2.4
Water & Sewer	2.2
Local General Obligation	1.8
Leasing	1.3
Pre-Refunded/Escrowed to Maturity	0.4
State General Obligation	0.4
Short-Term Investments	34.3
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2009 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡

AAA/Aaa	11.1%
AA/ Aa	23.2
A	16.6
BBB/Baa	8.4
A-1/SP-1/VMIG1/F1/P-1	40.7
100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 10 and 11 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$452,048,461	—	$452,048,461
Short-term Investments†	—	236,250,000	—	236,250,000

Total	—	$688,298,461	—	$688,298,461

†	See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,218,856
Gross unrealized depreciation	(113,823)

Net unrealized appreciation	$7,105,033

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2009